Equity - Schedule of Deferred Share Units for Common Shares (Details) - DSUs - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DSUs for common shares
Beginning balance (in shares)	989,668	737,369
DSUs granted(in shares)	191,051	252,299
DSUs exercised (in shares)	(148,046)	0
Ending balance (in shares)	1,032,673	989,668